FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of carrying values of the Company's financial instruments

Financial Instrument	Category	December 31, 2022	December 31, 2021
Cash and cash equivalents	Amortized cost	$40,602	$40,313
Marketable securities	FVTPL	$2,494	$5,092
Receivables	Amortized cost	$35	$56
Deposits	Amortized cost	$2,128	$2,208
Contingent consideration receivable	FVTPL	$—	$—
Accounts payable	Amortized cost	$10,209	$10,950
Other liabilities	Amortized cost	$2,497	$—

Schedule of undiscounted financial liabilities

The undiscounted financial liabilities as of December 31, 2022 will mature as follows:

	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
Accounts payable	$10,209	$—	$—	$—	$10,209
Other liabilities	1,900	750	—	—	2,650
Total	$12,109	$750	$—	$—	$12,859